Schedule of net finance expense from continuing operations (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Finance Income And Expense
Shareholder loan	$ 2,410	$ 2,840
Convertible preference shares and loan notes	150	103
Debtor invoice financing		15
Interest on leases		8	$ 13	$ 15	$ 4
Other finance costs	75	1	597	238	156
Foreign exchange	581	(1,281)	$ 452	$ 2,540	$ 4,757
Waived dividends and interest on convertible preference shares and loan notes		462
Total net finance expenses	$ 3,216	$ 2,148